Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Service Class 2
April 29, 2024
Summary Prospectus

Effective November 11, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Maurice FitzMaurice (Co-Portfolio Manager) has managed the fund since 2020.
Kristen Dougherty (Co-Portfolio Manager) has managed the fund since 2024.
VNR2-SUSTK-1124-104 1.9886538.104	November 8, 2024
Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Investor Class
April 29, 2024
Summary Prospectus

Effective November 11, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Maurice FitzMaurice (Co-Portfolio Manager) has managed the fund since 2020.
Kristen Dougherty (Co-Portfolio Manager) has managed the fund since 2024.
VNR-INV-SUSTK-1124-104 1.9886520.104	November 8, 2024
Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Initial Class
April 29, 2024
Summary Prospectus

Effective November 11, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Maurice FitzMaurice (Co-Portfolio Manager) has managed the fund since 2020.
Kristen Dougherty (Co-Portfolio Manager) has managed the fund since 2024.
VNRI-SUSTK-1124-104 1.9886539.104	November 8, 2024